Related party transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related party transactions
Related party transactions

The Company transacts business with the following related parties, being companies in which our principal shareholders Hemen Holding Ltd and Farahead Investments Inc (hereafter jointly referred to as "Hemen") and companies associated with Hemen have a significant interest:
- Seadrill Limited
- Ship Finance International Limited ("Ship Finance")
- Metrogas Holdings Inc ("Metrogas")
- Frontline Management (Bermuda) Limited ("Frontline")
- Archer Limited ("Archer")
Common control transaction - North Atlantic Restructuring
In addition to the initial N-OTC share issue to Seadrill, the initial installment payment for the West Linus newbuild, the $2,354.8 million acquisition for the four operating drilling rigs and one newbuild and the $675 million acquisition of the West Phoenix discussed in Note 1 - General information, the Company had the following related party transactions during the years ended December 31, 2013, 2012 and 2011:
Seadrill Limited transactions
Bond:
    Seadrill is the holder of all of the bonds in the $500 million bond. The bond was entered into in April 2011 with a coupon of 7.75% per annum payable semi-annually in arrears. On December 31, 2012 Seadrill sold it’s North Atlantic Drilling Ltd unsecured bond of $500 million to Metrogas, another related party, with a call option to repurchase the bond in full for a price equal to par plus unpaid accrued interest on the date of repurchase. On May 31, 2013, Seadrill exercised the option to repurchase the bond from Metrogas. Refer also to note 29 (subsequent event) for additional details.

$210 million Shareholder loan:
In connection with the North Atlantic Restructuring, Seadrill provided North Atlantic a shareholder loan of $210 million. $150 million of the loan was converted to equity, and the remaining $60 million was repaid in cash in connection with the private placement completed on March 27, 2012. The interest was fixed at 6.0% during the loan period.
$85 million Revolving Credit Facility:
Seadrill provided North Atlantic an unsecured revolving credit facility of $200 million in March 2012. The facility was increased from $200 million to $335 million on June 28, 2013, and then decreased to $85 million on November 20, 2013. The terms of the remaining facility of $85 million are the same as stated in the original agreement dated March 30, 2012. Aggregate drawdowns and repayments on this facility during the year ended December 31, 2013 were $489 million and $659 million, respectively. The maturity date is January 30, 2015. The interest is Libor plus 3.00% per annum. At December 31, 2013, the Company had drawn $5 million from the facility.
$27.5 million Loan Facility:
Seadrill provided North Atlantic an unsecured loan facility of $27.5 million during 2012. The maturity date is December 31, 2014, but North Atlantic is entitled to prepay the loan in full or in part at no penalty. The interest is fixed at 4.0% per annum. The loan was settled in full on June 30, 2013, due to the sale of Seadrill Norge AS.
Short- term interest bearing loan to related party:
North Atlantic granted Seadrill a short-term loan of $60 million on May 9, 2012, of which $10 million was repaid on May 23, 2012. In addition, the Company granted Seadrill a short-term loan of $120 million in June 2012. The loans bore interest of LIBOR plus 1.9% per annum and were fully repaid in July, 2012.
Performance guarantees:
Seadrill provides performance guarantees in connection with the Company’s drilling contracts, and charges the Company an annual fee of 1% of the guaranteed amount to provide these guarantees. The total amount of such guarantees was $300 million from January 1, 2013 to October 31, 2013, and $250 million from November 1, 2013 to December 31, 2013. The incurred fee for 2013 was $2.9 million. The guarantees were $300 million and $220 million in 2012 and 2011 respectively, and incurred a fee of $3.0 million and $2.2 million for the years ended December 31, 2012 and 2011 respectively.
In addition, the Company has agreed to reimburse Seadrill for all claims made against Seadrill under the performance guarantees.
Sales of Seadrill Norge AS:
The Company sold the shares in two of its subsidiaries, Seadrill Norge Holding AS and Seadrill Norge AS to Seadrill Limited on June 28, 2013. Total consideration for the shares was $154 million, offset by a liability of $288.4 million that North Atlantic Drilling Ltd had against its subsidiaries before the sales. In relation to the common control transaction, $2.3 million has been recognized as contributed deficit as of December 31, 2013. The sales had no cash effect in the year ended December 31, 2013 and the net increased liability has been treated as a drawdown on the increased revolving credit facility provided by Seadrill. The increased revolving facility has subsequently been repaid, refer to information provided under section "$85 million Revolving Credit Facility".

Tax Indemnity:
Seadrill has provided the Company with an indemnity declaration pursuant to which Seadrill has agreed to hold the Company harmless for any tax claims exceeding $63 million related to the move of legal entities to a new tax jurisdiction and the use of the US dollar as the functional currency for tax reporting purposes. As of December 31, 2012, the Company had recognized a current related party receivable of $79 million related to the indemnification agreement. The indemnification asset was related to Seadrill Norge AS and Seadrill Norge Holding AS and settled as part of the consideration for the sales of the shares at June 28, 2013.
Operation and Management of the West Hercules
The West Hercules, a harsh environment, semi-submersible drilling rig, is owned by a wholly-owned subsidiary of Ship Finance, a related party, and is controlled by Seadrill through a bareboat charter agreement that expires in 2023. Until October 31, 2013, we operated and managed this rig pursuant to an operational bareboat charter agreement that we entered into with Seadrill in July 2012. We have subsequently entered into a management agreement with Seadrill which replaced the bareboat charter agreement effective from November 1, 2013, pursuant to which we continue to operate and manage the West Hercules while it is employed under the drilling contract with Statoil. Details of the respective agreements are as follows:

Bareboat Agreement (effective July 2012 through October 31,2013):
In July 2012, the management of West Hercules was transferred from Seadrill to North Atlantic. The rig was mobilized in 2012 for operations in Norway, where it will be working under a 4 year contract with Statoil. West Hercules will be operated by North Atlantic through a commercial agreement with Seadrill signed November 2012. The key terms of the agreement are:

•	Share of mobilization costs and revenue are 90% to Seadrill and 10% to North Atlantic.

•	North Atlantic is to pay Seadrill monthly operating lease payments for the use of the rig.

•	Operational risk rests with North Atlantic.

•	Capital expenditure and long term maintenance of the rig is to Seadrill’s account.

Seadrill has charged North Atlantic Drilling a charter hire fee of $58.5 million under the Bareboat Charter Agreement for the period from commencement date at January 31, 2013 until October 31, 2013. North Atlantic Drilling has charged Seadrill $63.8 million for its share of mobilization costs and $47.3 million for its share of mobilization revenue in the year ended December 31, 2013. In 2012 the Company charged Seadrill $140.5 million for its share of mobilization costs. There were no other related party transactions in connection with this agreement for the year ended December 31, 2012 as the rig had not yet commenced operations.

Termination Agreement (effective November 1, 2013):
We have agreed to assign the West Hercules drilling contract with Statoil to Seadrill and terminate the existing bareboat charter agreement between us and Seadrill effective from November 1, 2013. No compensation was payable by Seadrill in exchange for the assignment, nor was any compensation payable by us to Seadrill for the cancellation of the existing bareboat charter agreement.
Management Agreement (effective November 1, 2013):
North Atlantic entered into a management agreement with Seadrill effective from November 1, 2013 which replaced the existing bareboat charter agreement, pursuant to which North Atlantic will continue to operate and manage the West Hercules while it is employed under the drilling contract with Statoil. The key terms of the agreement are:
•    Seadrill is to pay North Atlantic a daily management fee.
•    North Atlantic is entitled to a potential bonus based on economical utilization of the operations.
•    All crew services shall be provided by North Atlantic and recharged to Seadrill with a margin of 7%.
•    All direct costs related to the operations shall be recharged to Seadrill with no margin.
•    Operational risk rests with Seadrill.
•    Capital expenditure and long term maintenance of the rig is for Seadrill’s account.
•    North Atlantic is entitled to receive and keep all agreed mark-up fee for provision of additional services under the Drilling Contract which are payable by the client.

North Atlantic has charged Seadrill a management fee of $1.5 million and crew costs of $10.5 million under the Management Agreement for the period from November 1, 2013 until December 31, 2013.

Newbuild installments and project costs
In February 2011, Seadrill paid $90.0 million on North Atlantic’s behalf in respect of the first installment to the shipyard on the West Linus newbuild. North Atlantic repaid Seadrill in full in October 2011.
Seadrill paid $31.1 million of project costs related to the West Elara newbuild on North Atlantic’s behalf throughout the year ended December 31, 2012. North Atlantic repaid $19.6 million to Seadrill in October 2011.
Management services:
North Atlantic Management provides all day-to-day management functions to the Company and its subsidiaries in accordance with the terms of the General Management Agreement.
North Atlantic Management has contracted in senior management services from Seadrill Management in accordance with the terms of the Services Agreement. The agreement can be terminated by either party at 90 days notice. In consideration of the services provided, the Company pay Seadrill a fee that includes the operating costs attributable to us plus a margin of 5% and, effective as of January 2013, we pay Seadrill a fee that includes the operating costs attributable to us plus a margin of 8%. Seadrill Management had charged North Atlantic Management a fee of $26.0 million, $18.9 million and $10.6 million for providing the services under the Services Agreement for the years ended December 31, 2013, 2012 and 2011, respectively.
The Company and its subsidiaries incorporated in Bermuda receive corporate secretarial and certain other administrative services applicable to the jurisdiction of Bermuda from Frontline Management (Bermuda) Ltd. The fee was less than $0.1 million for the years ended December 31, 2013, 2012 and 2011. Frontline Management (Bermuda) Ltd. is a wholly owned subsidiary of Frontline Ltd., a company in which Hemen Holding Limited is a large shareholder.
Allocations:
As described in note 1, management has allocated administrative expenses and pension costs and other financial items for the purposes of the combined consolidated carve-out financial statements. The amount allocated to the NADL Businesses and included within administrative expenses was $19.7 million for the year ended December 31, 2011. Interest expense related to general corporate purpose debt allocated to the NADL Businesses was $1.5 million for the year ended December 31, 2011. The derivatives’ gain allocated to the NADL Businesses and included in other financial items was $1.3 million for the year ended December 31, 2011. There were no allocations to the Company’s consolidated financial statements for the year ended December 31, 2013 and 2012.
Ship Finance transactions
Sale and leaseback contract:
The Company entered into sale and leaseback transaction with Ship Finance for the newbuild jack-up rig, West Linus, in June 2013. The total consideration is $600 million, whereof $195 million has been paid to North Atlantic on closing of the agreement, while the remaining balance of the purchase price shall be paid at delivery of the rig. The West Linus will be chartered back to North Atlantic on a bareboat charter for a period of 15 years, wherein North Atlantic has been granted four purchase options.
Ship Finance has an option to sell the acquired shares back to North Atlantic with immediate effect for an amount equal to all cash payments made by Ship Finance plus interests and expenses, if the rig has not been successfully delivered from the yard and unconditionally accepted by us by 28 February, 2014. Subsequent to December 31, 2013, we have taken delivery of the rigrefer note 29 (subsequent event). Ship Finance also has an option to sell the rig back to North Atlantic at the end of the charter period.

Seadrill has granted a guarantee in the principal amount of up to $525 million issued in favor of Ship Finance, which will become payable in the event that the West Linus is not unconditionally accepted by the charterer by June 30, 2014. The guarantee given by Seadrill commenced on February 13, 2014.

We have determined that the Ship Finance subsidiary, which owns the rig, is a variable interest entity (VIE), and that North
Atlantic is the primary beneficiary of the risks and rewards connected with the ownership of the rig and the charter contract.
Accordingly, the VIE is consolidated in our financial statements. The Company did not record any gain or loss from the sale of the unit, as it continued to be reported as asset at its original cost in the Company's consolidated balance sheet at the time of the transaction. At December 31, 2013, the unit is reported under Newbuildings in the Company’s consolidated balance sheet. Additional disclosure about the VIE has been provided in Note 27.

$195 million Loan Facility:
Ship Finance granted the VIE company, SFL Linus Ltd, an unsecured loan of $195 million on June 28, 2013 to be repaid at the earlier of June 30, 2029 or date of sale of the West Linus rig. The loan does not bear interest, however, Ship Finance reserves the right to charge interest once the rig is delivered from the shipyard. The proceeds of this loan will be used to finance the acquisition of the West Linus. The loan is presented as long term debt to related parties on our balance sheet on December 31, 2013. As of December 31, 2013, the Company has paid $1.5 million in loan fees.

$475 million Loan Facility:
On October 17, 2013, SFL Linus Ltd entered into a $475 million secured term loan and revolving credit facility with a syndicate of banks to fund the acquisition of West Linus, which has been pledged as security. SFL Linus Ltd will not be able to draw down on the loan until it has taken delivery of the rig and various customary conditions, as specified in the loan agreement, have been satisfied. The rig was delivered February 18, 2014. Refer also to note 29 (subsequent event) for additional details.The facility will bear interest at LIBOR plus maturity date. As of December 31, the Company has paid $2.2 million in commitment fees.

Archer transactions

Archer Engineering Services:
North Atlantic received engineering services from subsidiaries of Archer Ltd. The charged amount was $4.0 million , $3.0 million and $1.2 million for the years ended December 31, 2013, 2012 and 2011, respectively. Archer Ltd. is a company in which Seadrill Limited is a large shareholder.
Related Party Balances:
The following are the related party balances as at December 31, 2013 and December 31, 2012:

(In millions of U.S. dollars)	December 31, 2013	December 31, 2012
Receivables:
Seadrill Ltd	0.1	102.3
Seadrill Offshore AS	4.5	140.6
Seadrill Management AS	1.2	—
Amount due from related party	5.8	242.9
Payables
Seadrill Insurance Ltd.	3.8	4.5
Seadrill Management UK Ltd	2.9	—
Seadrill Management AS	—	7.9
Seadrill Deepwater Crewing Ltd.	—	11.7
Seadrill Deepwater Units Pte Ltd.	6.1	12.1
Seadrill Eminence Ltd	—	10.0
Other Seadrill subsidiaries	0.2	1.1
Amount due to related party	13.0	47.3
Revolving credit facility from Seadrill Ltd.	5.0	175.0
$27.5 Million shareholder loan facility provided by Seadrill Eminence Ltd.	—	27.5
Bond loan	500.0	500.0
Non-current related party loan from Ship Finance	195.0	—

Receivables and payables with related parties arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled monthly in arrears.

Amounts due to and from Seadrill Limited and its subsidiaries under business operations are unsecured, interest-free and intended to be settled in the ordinary course of business.

Interest charged relating to the bond loan and shareholder loan to Seadrill for the year ended December 31, 2013, 2012 and 2011 amounted to $44.7 million, $43.5 million and $38.7 million, respectively. Interest charged relating to the loan facility from Seadrill Eminence for the year ended December 31, 2013 amounted to $0.5 million.